Annual Operating Expenses {- Fidelity® Series International Value Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Value Fund - Fidelity Series International Value Fund-Default
Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%